Consolidated Statement of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 179,336	$ 0	$ 4	$ 155,878	$ 18,829	$ 2,603	$ 0	$ 2,022
Balance, common shares (in shares) at Dec. 31, 2009			41,177,658
Balance, preferred shares (in shares) at Dec. 31, 2009		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)		132,550
Issuance of stock, net of issuance costs	132,294			132,294
Repurchase of common stock (in shares)			(1,111,690)
Repurchase of common shares	(11,301)						(11,301)
Repurchase and retirement of warrants	(11,500)			(11,500)
Stock-based compensation	7,666			7,666
Common stock issued under 2009 Equity Participation Plan net of shares forfeited	428			428
Common stock issued under 2009 Equity Participation Plan net of shares forfeited (in shares)			113,938
Shares forfeited, net of 3,000 shares of common stock issued under the 2009 Equity Participation Plan (in shares)	(18,562)
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss), net of tax	6,434					6,434
Unrealized gain (loss) on marketable securities	6					6
Forward foreign currency loss, net of tax
Preferred stock dividends paid	(4,533)				(4,533)
Accretion of preferred stock issuance costs	0			25	(25)
Extinguished beneficial conversion feature on convertible debt	(122)			(122)	0
Net income	6,485				3,506			2,979
Contributions from noncontrolling interest	10,955							10,955
Distributions to noncontrolling interests	(3,242)							(3,242)
Balance at Dec. 31, 2010	312,906	0	4	284,669	17,777	9,043	(11,301)	12,714
Balance, common shares (in shares) at Dec. 31, 2010			40,179,906
Balance, preferred shares (in shares) at Dec. 31, 2010		132,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)	11,700,000		11,700,000
Issuance of stock, net of issuance costs	123,700		1	123,699
Repurchase of common stock (in shares)			(51,958)
Repurchase of common shares	(547)						(547)
Repurchase and retirement of warrants	(6,132)			(6,132)
Stock-based compensation	5,055			5,055
Common stock issued under 2009 Equity Participation Plan net of shares forfeited (in shares)	3,000
Shares forfeited, net of 3,000 shares of common stock issued under the 2009 Equity Participation Plan (in shares)			(1,950)
Shares forfeited, net of 3,000 shares of common stock issued under the 2009 Equity Participation Plan	0
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss), net of tax	1,508					1,508
Unrealized gain (loss) on marketable securities	(3,198)					(3,198)
Forward foreign currency loss, net of tax	(2,318)					(2,318)
Preferred stock dividends paid	(8,700)				(8,700)
Common stock dividends	(5,671)				(5,671)
Accretion of preferred stock issuance costs	0			44	(44)
Net income	7,478				6,346			1,132
Contributions from noncontrolling interest	4,465							4,465
Distributions to noncontrolling interests	(5,142)							(5,142)
Distribution of marketable securities to noncontrolling interests	(2,843)							(2,843)
Effective restructuring on noncontrolling interests (Note 15)	(6,993)							(6,993)
Balance at Dec. 31, 2011	413,568	0	5	407,335	9,708	5,035	(11,848)	3,333
Balance, common shares (in shares) at Dec. 31, 2011	51,825,998		51,825,998
Balance, preferred shares (in shares) at Dec. 31, 2011		132,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)	8,625,000		8,625,000
Issuance of stock, net of issuance costs	106,246		1	106,245
Repurchase of common stock (in shares)			(3,400)
Repurchase of common shares	(47)						(47)
Repurchase and retirement of warrants	(1,610)			(1,610)
Stock-based compensation	3,481			3,481
Common stock issued under 2009 Equity Participation Plan net of shares forfeited	0		0
Common stock issued under 2009 Equity Participation Plan net of shares forfeited (in shares)			3,175,000
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss), net of tax	(1,453)					(1,453)
Unrealized gain (loss) on marketable securities	3,263					3,263
Forward foreign currency loss, net of tax	5,724					5,724
Preferred stock dividends paid	(8,100)				(8,100)
Common stock dividends	(11,724)				(11,724)
Accretion of preferred stock issuance costs	0			44	(44)
Net income	6,839				4,250			2,589
Acquistion of noncontrolling interests (in shares)			150,000
Acquistion of noncontrolling interests	(473)			(2,660)			2,039	148
Consolidation of Fund II	7,597							7,597
Contributions from noncontrolling interest	400							400
Distributions to noncontrolling interests	(4,931)							(4,931)
Balance at Dec. 31, 2012	$ 518,780	$ 0	$ 6	$ 512,835	$ (5,910)	$ 12,569	$ (9,856)	$ 9,136
Balance, common shares (in shares) at Dec. 31, 2012	63,772,598		63,772,598
Balance, preferred shares (in shares) at Dec. 31, 2012		132,550